ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Balance, beginning of the year	¥ 7,611,244		¥ 5,969,648	¥ 5,041,727
Provision for doubtful accounts	1,548,077	$ 222,969	1,641,596	927,921
Balance, end of the year	¥ 9,159,321		¥ 7,611,244	¥ 5,969,648